Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Value added tax receivable	$ 58	$ 63
Rental and utility deposit	32	32
Advance to suppliers	123	109
Prepayment	716	400
Coupon receivable	58	58
Others	487	490
Total prepaid expenses and other current assets	$ 1,474	$ 1,152